UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04605
                                                    ----------------------------

                           FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           1680 38th Street, Suite 800
                                BOULDER, CO 80301
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Stephen C. Miller, Esq.
                           1680 38th Street, Suite 800
                                BOULDER, CO 80301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 303-444-5483
                                                            ------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                  Date of reporting period: SEPTEMBER 30, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

LETTER FROM THE ADVISER                                         NOVEMBER 8, 2004



DEAR SHAREHOLDERS:

The Fund returned 6.7% on NAV for the six months ending September 30, 2004. While we do not manage for short-term results, our returns exceeded those of our benchmarks. Given our new flexibility to invest more in financial service firms not classified as either bank or thrift and given the recent addition of non-U.S. financials, we may find the current benchmarks less relevant. The Fund's aim was, is, and always will be to find ways of making a satisfactory long-term return on our investment in financial stocks. Wellington Management and the Fund's Board of Directors feel strongly that the increased scope of the Fund will help us meet this goal.

--------------------------------------------------------------------------------
                                  TOTAL RETURN
                             PERIODS ENDED 9/30/2004

                              6 MOS.       1 YEAR        3 YEARS        5 YEARS
FIRST FINANCIAL FUND'S NAV     6.7%         30.3%         31.5%          29.3%
S&P 500                       -0.2          13.9           4.0           -1.3
NASDAQ Composite*             -3.9           7.5           8.7           -6.9
NASDAQ Banks*                  0.9          14.8          13.0           12.1
SNL All Daily*                -5.7          12.3          16.2           19.7
SNL MBS REITS*                -3.2          30.1          34.4           28.0
--------------------------------------------------------------------------------
Sources: Lipper Analytical Services, Inc. and Wellington Management Company, LLP
* Principal Only
Periods greater than one year are annualized

The grudging but determined rebound of the domestic economy continued this past six months, with profit growth strong but job creation relatively tepid. Treasury bond yields shot up in April only to fall back again in August and September. As expected, the Fed raised rates, leaving the yield curve flatter and economists, in general, a little more perplexed about the economy's stamina. Emerging country economies appear less ambiguously robust. For our part, we see a domestic economy with strong momentum and worry more over the possibility and impact of significantly higher interest rates over the next 12 to 18 months.

We continue to benefit from an active merger market. Unsustainably low levels of loan losses combined with good loan growth at the small community bank level have also favored our investments. The Fund's weighting of banks and thrifts has increased modestly, both due to appreciation and a number of capital raising opportunities in the community bank arena. Bank stocks, however, are expensive. After a torrid run, we have taken more profits off the table among our mortgage bankers. Countrywide Financial was again

--------------------------------------------------------------------------------
                                        1
among our top contributors. Other mortgage related winners included Freddie Mac, First Republic, Provident Financial and Mortgage IT. Partially offsetting these returns were generally negative to lackluster results in the property and commercial insurance sector. They gave back some of the nice gains chalked up over the previous six months. For the past 12 months, the Fund has been blessed with a paucity of significant losses.

Looking forward, we find no shortage of possible stumbling blocks for financial service stocks. Chief among these include a flattening yield curve, real estate prices rolling over, questionable sub-prime lending and, not least, the resurgence of regulatory risk. Valuations in most areas of financial services leave little room for surprise or error, and earnings quality, in many cases, has deteriorated. Offsetting positives include the continued torrid merger activity, the elections and what may be a stronger world economy than most expect. Overall, emerging economies appear more promising than the U.S.

As mentioned earlier, new and follow-on equity deals have picked up in our area. Continued volatility, too, has provided entry points for the disciplined investor. Both of these trends should provide opportunities that, with a little patience, we can exploit.

We appreciate your trust in us.

Sincerely,

/S/NICHOLAS C. ADAMS
Nicholas C. Adams

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004
(UNAUDITED)                                           FIRST FINANCIAL FUND, INC.
-------------------------------------------------     --------------------------

SHARES       DESCRIPTION                                          VALUE (NOTE 1)
--------------------------------------------------------------------------------
LONG TERM INVESTMENTS-93.7%
COMMON STOCKS-DOMESTIC-81.7%
--------------------------------------------------------------------------------
BANKS & THRIFTS-34.2%
   57,600    Alliance Bankshares Corporation*                       $   875,520
   66,000    American Pacific Bank, Class B*                            633,600
  207,286    Bank of America Corporation                              8,981,702
   32,400    Bank of Oak Ridge*                                         421,200
   68,100    Banknorth Group, Inc.                                    2,383,500
   53,845    Bay View Capital Corporation                               886,289
   48,800    Boston Private Financial Holdings, Inc.                  1,218,048
   50,400    Cardinal Financial Corporation*                            474,264
   85,000    Cardinal State Bank*                                       896,750
  282,010    CCF Holding Company (d)                                  4,535,003
  252,250    Central Pacific Financial Corporation                    6,941,920
   72,700    Citigroup, Inc.                                          3,207,524
  136,600    City National Corporation                                8,872,170
   62,000    Coast Financial Holdings, Inc.*                            951,700
    6,300    Coastal Banking Company, Inc.*                              95,918
    9,600    Columbia Bancorp                                           279,744
   60,000    Community Bank San Jose
               California (a)(b)                                      2,769,000
   66,000    Community Capital Bancshares, Inc.                         752,400
   31,300    Cornerstone Bancorp, Inc.                                  909,265
    9,100    Crescent Banking Company                                   229,320
   91,600    Dearborn Bancorp, Inc.*                                  2,390,760
    9,000    Fidelity Southern Corporation                              137,160
   36,599    First Citizens BancShares, Inc.,
               Class A                                                4,318,682
   34,300    First Indiana Corporation                                  689,430
   50,000    First Regional Bancorp*(a)                               1,637,500
  230,250    First Republic Bank                                     10,591,500
   71,468    F.N.B Corporation                                        1,263,554
   64,800    Greenville First Bancshares, Inc.*                       1,189,080
  198,316    Hanmi Financial Pipe(a)                                  5,989,143
    1,700    Heritage Oaks Bancorp*                                      28,900
  172,500    Hibernia Corporation, Class A                            4,555,725
   72,500    IBERIABANK Corporation                                   4,184,700
   60,000    Independence Financial
               Group, Inc.(a)(b)                                        480,000
   41,200    LSB Bancshares, Inc.                                       687,216
  219,600    MetroCorp Bancshares, Inc.                               4,172,400
   83,700    North Fork Bancorporation, Inc.                          3,720,465
  336,000    North Valley Bancorp (d)                                 6,000,960
   44,800    Parkway Bank*                                              544,320
    2,000    Pointe Financial Corporation                                64,000
  216,500    Signature Bank*                                          5,791,375
  246,100    SNB Bancshares, Inc.*                                    2,948,278
  106,300    Southern Connecticut Bancorp, Inc.*                        898,235
  224,100    Southwest Bancorp, Inc.                                  4,941,405
  100,000    Sterling Eagle (a)(b)(d)                                   807,000
   29,500    SuffolkFirst Bank*                                         280,250
  243,470    Sun Bancorp, Inc.*                                       5,339,297
  335,542    Taylor Capital Group, Inc.                               8,053,008
   21,100    Team Financial, Inc.                                       232,100
   61,200    Texas United Bancshares, Inc.                            1,077,120

SHARES       DESCRIPTION                                          VALUE (NOTE 1)
--------------------------------------------------------------------------------
BANKS & THRIFTS - CONTINUED
  218,900    The Bancorp Bank*                                     $  4,454,615
   18,400    The Bank Holdings, Inc.*                                   293,480
    5,500    The South Financial Group, Inc.                            155,100
    9,400    TIB Financial Corporation                                  209,150
  130,000    Transatlantic Bank* (a)                                  1,267,500
   70,000    TriCo Bancshares                                         1,464,400
   36,400    Trustmark Corporation                                    1,131,312
   56,500    UCBH Holdings, Inc.                                      2,207,455
   59,500    UMB Financial Corporation                                2,836,365
  150,400    UnionBanCal Corporation                                  8,905,184
   14,200    UnionBancorp, Inc.                                         286,130
   33,000    Valley Bancorp*                                            770,550
  153,560    Wainwright Bank & Trust Company                          1,749,048
   63,507    Webster Financial Corporation                            3,136,611
   38,587    Westbank Corporation                                       797,979
   36,700    Yardville National Bancorp                               1,067,970
                                                                   ------------
                                                                    160,061,249
                                                                   ------------
--------------------------------------------------------------------------------
SAVINGS & LOANS-20.4%
    9,100    BostonFed Bancorp, Inc.                                    390,117
  129,280    Broadway Financial Corporation (d)                       1,519,040
  324,800    CFS Bancorp, Inc.                                        4,514,720
   24,400    Charter Financial Corporation                              827,892
   71,800    Chesterfield Financial Corporation                       2,244,468
   54,900    Citizens Community Bancorp                                 691,740
  238,500    Citizens First Bancorp, Inc.                             5,983,965
   37,600    Commerical Federal Corporation                           1,014,448
   86,900    Downey Financial Corporation                             4,776,024
  413,565    Fidelity Federal Bancorp*                                  591,398
   79,638    First Federal Bancshares, Inc. (d)                       1,911,312
    1,300    First Defiance Financial Corporation                        33,813
   24,000    First PacTrust Bancorp, Inc.                               602,400
   63,600    First Place Financial Corporation                        1,272,000
  252,000    FirstFed Bancorp, Inc.(d)                                1,927,800
   24,200    FirstFed Financial Corporation*                          1,182,896
  114,400    Golden West Financial Corporation                       12,692,680
   90,000    HMN Financial, Inc.                                      2,496,600
   46,900    Jefferson Bancshares, Inc.                                 617,204
  100,000    K-Fed Bancorp*                                           1,475,000
   54,612    LSB Corporation                                          1,086,779
   79,500    Northewest Bancorp, Inc.                                 1,802,265
  116,500    Northeast Pennsylvania
               Financial Corporation                                  1,923,415
  109,600    Ocwen Financial Corporation*                             1,002,840
  163,300    Pacific Premier Bancorp, Inc.*                           1,931,839
   94,800    Parkvale Financial Corporation                           2,559,600
   73,950    People's Bank                                            2,642,234
  165,930    Perpetual Federal Savings Bank (d)                       4,936,418
  450,000    Provident Bancorp, Inc.                                  5,283,000
  456,525    Provident Financial Holdings, Inc. (d)                  13,239,225
   36,000    Rainier Pacific Financial Group, Inc.                      641,880
   40,650    Redwood Financial, Inc.*(d)                                774,383
   90,000    River Valley Bancorp (d)                                 2,070,000
   23,986    Sovereign Bancorp, Inc.                                    523,374
  110,500    Third Century Bancorp                                    1,259,700
--------------------------------------------------------------------------------
See Notes to Financial Statements.      3

PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004
(UNAUDITED)                                           FIRST FINANCIAL FUND, INC.
-------------------------------------------------     --------------------------

SHARES       DESCRIPTION                                          VALUE (NOTE 1)
--------------------------------------------------------------------------------
SAVINGS & LOANS- CONTINUED
  172,000    Woronoco Bancorp, Inc.                                $  6,665,000
                                                                   ------------
                                                                     95,107,469
                                                                   ------------
--------------------------------------------------------------------------------
MORTGAGE & REITS-15.0%
   68,000    Accredited Home Lenders Holding
               Company*                                               2,619,360
  483,400    Arbor Realty Trust, Inc.(c); REIT                       10,731,480
  113,600    Bimini Mortgage Management,
               Inc., Class A*; REIT                                   1,790,336
  424,000    Bimini Mortgage Management, Inc.(a);
               REIT                                                   6,014,016
  459,998    Countrywide Financial Corporation                       18,119,321
  248,600    Freddie Mac                                             16,218,664
  272,590    Medical Office Properties
               Inc.(a)(c); REIT                                               0
  419,500    Medical Properties Trust,
               Inc. (a)(c); REIT                                      4,195,000
  585,500    MortgageIT Holdings, Inc.*                               8,460,475
  155,504    Newcastle Investment Holdings
             Corporation* (a)(b); REIT                                1,166,280
   41,100    Saxon Capital, Inc.*; REIT                                 883,650
                                                                   ------------
                                                                     70,198,582
                                                                   ------------
--------------------------------------------------------------------------------
INSURANCE-5.3%
  141,900    21St Century Insurance Group                             1,894,365
   19,700    Argonaut Group, Inc.*                                      367,799
  320,100    Bristol West Holdings, Inc.                              5,486,514
  279,100    Mercer Insurance Group, Inc.*                            3,237,560
  226,100    Ohio Casualty Corporation*                               4,732,273
   44,900    Old Republic International
               Corporation                                            1,123,847
  170,200    Penn-America Group, Inc.                                 2,316,422
   55,000    Safety Insurance Group, Inc.                             1,222,650
  304,000    United National Group,
               Ltd., Class A*                                         4,414,080
                                                                   ------------
                                                                     24,795,510
                                                                   ------------
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-4.2%
   40,800    Advanta Corporation, Class B                               986,952
  600,000    Centennial Bank Holdings, Inc. (a)                       6,300,000
  485,800    Centennial Bank Holdings, Inc.(a)(c)                     5,100,900
   25,000    CMET Finance Holdings, Inc. (a)                          2,500,000
  456,700    Spirit Finance Corporation                               4,567,000
                                                                   ------------
                                                                     19,454,852
                                                                   ------------
--------------------------------------------------------------------------------
OTHER-2.6%
  329,600    DiamondRock Hospitality
             Company*(a); REIT                                        3,296,000
  385,386    Resource America, Inc., Class A                          9,091,256
                                                                   ------------
                                                                     12,387,256
                                                                   ------------
             Total common stocks-domestic
               (cost $272,587,353)                                  382,004,918


SHARES       DESCRIPTION                                          VALUE (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS-FOREIGN-9.9%
--------------------------------------------------------------------------------
BERMUDA-7.6%
  124,900    Aspen Insurance Holdings, Ltd.                        $  2,873,949
  415,900    Assured Guaranty Ltd.                                    6,928,894
  369,300    Axis Capital Holdings Ltd.                               9,601,800
  121,200    IPC Holdings Ltd.                                        4,606,812
   73,100    Platinum Underwriters Holdings, Ltd.                     2,140,368
   17,900    White Mountains Insurance
               Group, Ltd.                                            9,415,400
                                                                   ------------
                                                                     35,567,223
                                                                   ------------
--------------------------------------------------------------------------------
CANADA-1.7%
  217,042    Canadian Western Bank                                    7,674,631
                                                                   ------------
CAYMAN ISLANDS-0.3%
  240,600    Kongzhong Corporation, ADR*                              1,616,832
                                                                   ------------
TURKEY-0.3%
   75,700    Denizbank A.S., Sponsored
               GDR * (c)                                              1,454,197
                                                                   ------------
             Total common stocks-foreign
               (cost $41,179,706)                                    46,312,883
                                                                   ------------
--------------------------------------------------------------------------------
PREFERRED STOCKS-1.2%
   22,650    Capital One Financial Corporation,
               Conv. Pfd., 6.25%, 5/17/05                             1,199,091
  161,940    Taylor Capital Trust 1, Cum.
               Conv. Pfd., 9.75%, 10/21/32 (e)                        4,453,350
                                                                   ------------
             Total Convertible Preferred Stocks
               (cost $4,791,690)                                      5,652,441
                                                                   ------------
--------------------------------------------------------------------------------
WARRANTS-0.1%
   77,000    Arbor Realty Trust, Inc. Warrants,
               Expires 6/30/05 (a)                                      554,400
        1    Citigroup, Inc., Litigation
               Tracking Warrant,
               Expires 12/31/50*                                              1
  195,000    Dime Bancorp, Inc.,
               Warrant, Expires 11/22/05*                                27,300
    3,680    The Bank Holdings, Inc. ,
               Warrant, Expires 5/21/06*                                 18,032
                                                                   ------------
             Total Warrants
               (cost $248,903)                                          599,733
                                                                   ------------
PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS-0.8%
   $3,200    First Regional Bancorp
               6.00%, 10/30/23 (a)(d)
               (cost $3,200,000)                                      3,810,560
                                                                   ------------
             Total long-term investments
             (cost $322,007,652)                                    438,380,535
                                                                   ------------
--------------------------------------------------------------------------------
See Notes to Financial Statements.      4

PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004
(UNAUDITED)                                           FIRST FINANCIAL FUND, INC.
-------------------------------------------------     --------------------------
PRINCIPAL
AMOUNT
(000)                                                             VALUE (NOTE 1)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS-7.0%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT-7.0%
$  32,500    Agreement with Gold Tri-Party,
             1.89%, dated 9/30/04,  to be
             repurchased at $32,501,706
             on 10/1/04, collateralized by
             $33,150,000  market value of a
             FNMA Bond, 5.50%, 3/1/34
             (cost $32,500,000)                                    $ 32,500,000
                                                                   ------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-100.7%
             (cost $354,507,652**)                                  470,880,535
             Liabilities in excess of
               other assets-(0.7%)                                   (3,207,055)
                                                                   ------------
             Net Assets-100%                                       $467,673,480
                                                                   ============

=========================
*     Non-income producing security.
**    Aggregate cost for Federal tax purposes.
(a) Indicates a fair valued security. Total market value for fair valued securities is $38,505,987 representing 8.23% of the total net assets.
(b) Private Placement restricted as to resale and does not have a readily available market.
(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.
(d)   Affilited Company.  See Note 11 to Financial  Statements.
ADR-American Depository Receipt.
GDR-Global Depository Receipt.
REIT-Real Estate Investment Trust.

                               [GRAPHIC OMITTED]
                    EDGAR REPRESENTATION OF PRINTED GRAPHIC

Communications Equipment - 0.4%
Cash & Cash Equivalents - 6.3%
Convertible Bonds - 0.8%
Preferred Stocks - 1.2%
REITS - 0.7%
Diversified Financial Services - 6.1%
Insurance - 12.9%
Mortgage & REITS - 15.0%
Savings & Loans - 20.3%
Banks & Thrifts - 36.2%
Warrants - 0.1%

--------------------------------------------------------------------------------
See Notes to Financial Statements.      5

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)       FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

ASSETS                                                                                                        SEPTEMBER 30, 2004
                                                                                                              ------------------
Investments:
    Investments, at value of Unaffiliated Securities (Cost $335,159,439) (Note 1) ...........................   $ 430,369,115
    Investments, at value of Affiliated Securities (Cost $19,348,213) (Note 1 and Note 11) ..................      40,511,420
                                                                                                                -------------
Total Investments, at value. See accompanying schedule ......................................................     470,880,535
Cash and foreign currency (Cost $10,682) ....................................................................          10,913
Receivable for investments sold .............................................................................       3,098,700
Dividends and interest receivable ...........................................................................         711,554
Prepaid expenses and other assets ...........................................................................         125,794
                                                                                                                -------------
   Total Assets .............................................................................................     474,827,496
                                                                                                                -------------
LIABILITIES
Payable for investments purchased ...........................................................................   $   6,274,701
Investment advisory fees payable (Note 2) ...................................................................         720,629
Administration and Co-administration fees payable (Note 2) ..................................................          77,823
Audit fees and expenses payable .............................................................................          14,600
Directors' fees and expenses payable (Note 2) . .............................................................          24,076
Accrued expenses and other payable ..........................................................................          42,187
                                                                                                                -------------
   Total liabilities ........................................................................................       7,154,016
                                                                                                                -------------
NET ASSETS ..................................................................................................   $ 467,673,480
                                                                                                                =============

Net assets consist of:
    Undistributed net investment income .....................................................................   $   7,815,842
    Accumulated net realized gain on investments sold .......................................................      93,961,715
    Unrealized appreciation of investments ..................................................................     116,373,103
    Par value of Common Stock ...............................................................................          22,791
    Paid-in capital in excess of par value of Common Stock ..................................................     249,500,029
                                                                                                                -------------
   Total Net Assets .........................................................................................   $ 467,673,480
                                                                                                                =============
Net Asset Value, ( $467,673,480 / 22,791,382 shares of common stock outstanding) ............................   $       20.52
                                                                                                                =============

--------------------------------------------------------------------------------
See Notes to Financial Statements.      6

FIRST FINANCIAL FUND, INC.
Statement of Operations (Unaudited)



                                                               SIX MONTHS
                                                                  ENDED
NET INVESTMENT INCOME                                        SEPTEMBER 30, 2004
                                                            --------------------
 Income
   Dividends (net of foreign withholding
      taxes of $6,910) ...................................     $    7,334,917
   Dividends from affiliated companies. ..................          1,003,457
   Interest ..............................................            308,520
                                                               --------------
         Total Investment Income .........................          8,646,894
                                                               --------------
 Expenses
   Investment advisory fee (Note 2) ......................          1,412,706
   Administration fee and
      co-administration fee (Note 2) .....................            456,353
   Insurance expense .....................................            114,221
   Legal fees ............................................             83,668
   Directors fees and expenses (Note 2) ..................             65,846
   Custodian fees ........................................             51,713
   Transfer agent's fees and expenses ....................             23,862
   Audit fees. ...........................................             15,985
   Other .................................................              9,362
                                                               --------------
         Total expenses ..................................          2,233,716
                                                               --------------
 Net Investment Income ...................................          6,413,178
                                                               --------------
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
 Net realized gain on:
   Securities ............................................         44,807,257
   Foreign currencies and net other assets ...............              1,298
                                                               --------------
 Net realized gain on investments during
   the period ............................................         44,808,555
                                                               --------------
 Net change in unrealized appreciation/
   (depreciation) of:
   Securities ............................................        (22,121,253)
   Foreign currencies and net other assets ...............                 87
                                                               --------------
 Net change in unrealized depreciation of
   investments during the period .........................        (22,121,166)
                                                               --------------
 NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ........................................         22,687,389
                                                               --------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .............................     $   29,100,567
                                                               ==============

FIRST FINANCIAL FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                         SIX MONTHS
                                            ENDED          YEAR ENDED
                                         SEPTEMBER 30,     MARCH 31,
INCREASE IN NET ASSETS                      2004             2004
                                         ------------     ------------
 Operations
   Net investment income                 $  6,413,178     $  3,445,185
   Net realized gain on investments
      sold during the period               44,808,555       90,698,236
   Net change in unrealized
      appreciation/(depreciation)
      of investments during the
      period                              (22,121,166)      79,698,046
                                         ------------     ------------
   Net increase in net assets
      resulting from operations            29,100,567      173,841,467
                                         ------------     ------------
 Dividends and Distributions (Note 1)
   Dividends paid from net
      investment income                            --       (3,576,093)
   Distributions paid from net realized
      capital gain to shareholders                 --      (59,098,053)
Cost of Fund shares reacquired                     --      (11,983,796)
                                         ------------     ------------
 Net increase in net assets for
   the period                              29,100,567       99,183,525

NET ASSETS
 Beginning of period                      438,572,913      339,389,388
                                         ------------     ------------
 End of period (including
   undistributed net invesment
   income of $7,815,842 and
   $1,402,664 respectively)              $467,673,480     $438,572,913
                                         ============     ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.      7

FINANCIAL HIGHLIGHTS                                  FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                               ENDED
                                                        SEPTEMBER 30, 2004                    YEAR ENDED MARCH 31,
                                                                            -------------------------------------------------------
                                                           (UNAUDITED)        2004        2003         2002        2001       2000
                                                           ----------       --------    --------    --------    --------   --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...................   $    19.24       $  14.40    $  15.46    $  12.86    $   8.72   $   8.85
                                                           ----------       --------    --------    --------    --------   --------
Net investment income ..................................         0.28           0.15        0.16        0.19        0.14       0.12
Net realized and unrealized gain/(loss) on investments .         1.00           7.36        1.72        3.99        4.09      (0.20)
                                                           ----------       --------    --------    --------    --------   --------
      Total from investment operations .................         1.28           7.51        1.88        4.18        4.23      (0.08)
                                                           ----------       --------    --------    --------    --------   --------

DISTRIBUTIONS
Dividends paid from net investment income ..............         --            (0.16)      (0.17)      (0.20)      (0.10)     (0.08)
Distributions paid from net realized capital gains .....         --            (2.59)      (2.80)      (1.46)       --         --
                                                           ----------       --------    --------    --------    --------   --------
      Total dividends and distributions ................         --            (2.75)      (2.97)      (1.66)      (0.10)     (0.08)
                                                           ----------       --------    --------    --------    --------   --------
Net Increase resulting from Fund share repurchase ......         --             0.08        0.03        0.08        0.01       0.03
                                                           ----------       --------    --------    --------    --------   --------
Net asset value, end of period (a) .....................   $    20.52       $  19.24    $  14.40    $  15.46    $  12.86   $   8.72
                                                           ==========       ========    ========    ========    ========   ========
Market price per share, end of period (a) ..............   $    20.38       $  18.30    $  13.97    $  15.75    $  11.29   $ 7.8125
                                                           ==========       ========    ========    ========    ========   ========
TOTAL INVESTMENT RETURN BASED ON
    MARKET VALUE(B) ....................................        11.37%         51.96%       8.24%      35.20%      49.40%      7.93%

RATIOS AND SUPPLEMENTAL DATA:
Ratio of expenses to average net assets ................         1.02%(c)       1.10%       1.29%       1.00%       2.12%      2.20%
Ratio of net investment income to average net assets ...         2.92%(c)       0.86%       0.99%       1.32%       1.33%      1.33%

SUPPLEMENTAL DATA:
Portfolio Turnover Rate ................................           39%            87%         74%        114%         85%        63%
Net assets, end of period (in 000's) ...................   $  467,673       $438,573    $339,389    $365,207    $315,392   $214,662
Number of shares outstanding at the end of period (in 000's)   22,791         22,791      23,576      23,622      24,525     24,629


---------------------
(a) NAV and Market Value are published in The Wall Street Journal each Monday.
(b) Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions.
(c) Annualized.

Contained above is selected data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the year indicated. This information has been determined based upon information provided in the financial statements and market price data for the Fund's shares.

--------------------------------------------------------------------------------
See Notes to Financial Statements.      8

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------
First Financial Fund, Inc. (the "Fund") was incorporated in Maryland on March 3, 1986, as a closed-end, diversified management investment company. The Fund's primary investment objective is to achieve long-term capital appreciation with the secondary objective of current income by investing, under normal conditions, at least 65% of its assets in financial services companies, including savings and banking institutions and their holding companies, except for temporary or defensive purposes.
--------------------------------------------------------------------------------
NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATION: Securities for which market quotations are readily available-including securities listed on national securities exchanges and those traded over-the-counter- are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded via NASDAQ are valued at the NASDAQ Official Close Price ("NOCP"). Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgement of the adviser, does not represent fair value ("Fair Value Securities"), are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser. In such circumstances, the adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. Prior to implementation, the Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

REPURCHASE AGREEMENTS: In connection with the repurchase agreement transactions with United States financial institutions, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY: The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of currencies and net other assets. Net realized foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

SECURITIES TRANSACTIONS AND NET INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis, which may require the use of certain estimates by management.

FEDERAL INCOME TAX: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to dis-

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

tribute  all  of  its  taxable  net  income  and  capital  gains,   if  any,  to
shareholders.  Therefore, no federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS: For 2004, the Fund expects to declare and pay dividends from net investment income and distributions of net realized capital gains in December. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences related to income and gains are reclassified to paid-in capital when they arise.

OTHER: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
NOTE 2. AGREEMENTS

Wellington Management Company, LLP serves as the Investment Adviser (the "Investment Adviser"). The Investment Adviser makes investment decisions on behalf of the Fund. The Fund pays a quarterly fee at the following annualized rates: 0.75% of the Fund's average month-end net assets up to and including $50 million, and 0.625% of such assets in excess of $50 million.

Fund Administrative Services, LLC ("FAS") serves as the Fund's Administrator. Under the Administration Agreement, FAS provides certain administrative and executive management services to the Fund including: providing the Fund's principal offices and executive officers, overseeing and administering all contracted service providers, making recommendations to the Board regarding policies of the Fund, conducting shareholder relations, authorizing expenses and other administrative tasks. Under the Administration Agreement the Fund pays FAS a monthly fee, calculated at an annual rate of 0.15% of the value of the Fund's average monthly net assets. The equity owners of FAS are Evergreen Atlantic, LLC, a Colorado limited liability company ("EALLC") and the Lola Brown Trust No. 1B (the "Lola Trust"). The Lola Trust is a shareholder of the Fund and considered to be an "affiliated person" of the Fund as that term is defined in the 1940 Act.

The Fund pays each Director who is not a director, officer or employee of the Adviser or FAS a fee of $8,000 per annum, plus $4,000 for each in-person meeting of the Board of Directors and $500 for each telephone meeting. In addition, the Chairman of the Board and the Chairman of the Audit Committee receive $1,000 per meeting and each member of the Audit Committee receives $500 per meeting. The Fund will reimburse all Directors for travel and out-of-pocket expenses incurred
in  connection   with  such   meetings.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Co-Administrator. As Co-Administrator, PFPC calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. The Fund pays PFPC a fee on a monthly basis based on average net assets. PFPC Trust Company, an indirect subsidiary of The PNC Financial Services Group Inc. serves as the Fund's Custodian. As compensation to PFPC Trust Company, the Fund pays PFPC Trust Company a monthly fee based on the Fund's average monthly gross assets.

EquiServe Trust Company, N.A. ("EquiServe") serves as the Fund's Common Stock servicing agent ("Transfer Agent"), dividend paying agent and registrar, and as compensation for EquisServe's services as such, the Fund pays EquisServe a monthly fee plus certain out-of-pocket expenses.
--------------------------------------------------------------------------------
NOTE 3. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities for the six months ended September 30, 2004, excluding short-term investments, aggregated $165,819,550
and  $185,840,537,   respectively.

On September 30, 2004, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $128,889,710 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $12,516,827.
--------------------------------------------------------------------------------
NOTE 4. CAPITAL

At September 30, 2004, 50,000,000 of $0.001 par value Common Stock were authorized and 22,791,382 shares were issued and outstanding.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

NOTE 5. SHARE REPURCHASE PROGRAM

In accordance with Section 23 (c) of the Investment Company Act of 1940, as amended, the Fund hereby gives notice that it may from time to time repurchase shares of the Fund in the open market at the option of the Board of Directors and upon such terms as the Directors shall determine.

For the six months ended September 30, 2004, the Fund did not repurchase any of its own shares. For the year ended March 31, 2004, the Fund repurchased 784,800 of its own shares at a weighted average discount of 15.0% with a value of $11,983,796.
--------------------------------------------------------------------------------
NOTE 6. SIGNIFICANT SHAREHOLDERS

On September 30, 2004, the Lola Trust and other entities affiliated with Stewart
R. Horejsi and the Horejsi family owned 9,343,500 shares of Common Stock of the Fund, representing approximately 41.00% of the total Fund shares.
--------------------------------------------------------------------------------
NOTE 7. BORROWINGS

An agreement (the "Agreement") between the Fund and the Custodial Trust Company of Bear Stearns was reached, in which the Fund may borrow from the Custodial Trust Company an aggregate amount of up to the lesser of $50,000,000 or the maximum the Fund is permitted to borrow under the Investment Company Act of 1940. The Fund did not borrow any amounts pursuant to the Agreement during the six months ended September 30, 2004.
--------------------------------------------------------------------------------
NOTE 8. SIGNIFICANT EVENT

Effective October 1, 2004, Investors Bank & Trust serves as the Fund's Co-Administrator and Custodian.

At a regularly scheduled meeting of the Board of Directors held on October 15, 2004, the Board accepted the resignation of Stephen C. Miller as a director of the Fund. The remaining directors of the Fund elected Dennis R. Causier as Mr. Miller's replacement. Mr Miller, previously an interested director of the Fund, resigned in order to bring the Fund into compliance with the recent SEC regulations which require that 75% of the Board be non-interested directors.

NOTE 9. PORTFOLIO INFORMATION

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (1) on the Fund's website located at http://www.firstfinancialfund.com; (2) on the SEC's website at http://www.sec.gov; or (3) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------
NOTE 10. PROXY INFORMATION

The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Fund are included in the Company's Statement of Additional Information which is available on the Fund's website located at http://www.firstfinancialfund.com. Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended September 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

NOTE 11. TRANSACTIONS WITH AFFILIATED COMPANIES

Transactions during the year with companies in which the Fund owned at least 5% of the voting securities were as follows:


NAME OF                                  BEGINNING        ENDING         PURCHASE        SALES        DIVIDEND      MARKET
AFFILIATE                              SHARE BALANCE   SHARE BALANCE       COST          COST          INCOME        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Arbor Realty Trust Inc.                   77,000          77,000             --            --         134,750       554,400
Bay View Capital Corporation(a)          538,450          53,845             --            --         269,225       886,289
Broadway Financial Corporation           129,280         129,280             --            --           6,464     1,519,040
CCF Holding Company(b)                   188,007         282,010             --            --          14,101     4,535,003
First Federal Bancshares, Inc.           169,600          79,638        853,046     1,549,710          14,055     1,911,312
First Regional Bancorp                 3,200,000       3,200,000             --            --              --     1,637,500
FirstFed Bancorp, Inc.                   252,000         252,000             --            --          35,280     1,927,800
Perpetual Federal Savings Bank           165,930         165,930             --            --         204,094     4,936,418
Provident Financial Holdings, Inc.       456,525         456,525             --            --          91,305    13,239,225
Redwood Financial, Inc.                   40,650          40,650             --            --              --       774,383
River Valley Bancorp                      90,000          90,000             --            --          32,400     2,070,000
St. Landry Financial Corp.                32,500              --             --       471,413              --            --
Sterling Eagle                           100,000         100,000             --            --              --       807,000
Taylor Capital Trust 1, 9.75%            161,940         161,940             --            --         197,363     4,453,350
Third Century Bancorp                         --         110,500      1,261,446            --           4,420     1,259,700
------------------------------------------------------------------------------------------------------------------------------------

(a) 1:10 stock split
(b) 3:2 stock split


--------------------------------------------------------------------------------

OTHER INFORMATION                                     FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

DIVIDEND REINVESTMENT PLAN. Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in Fund shares (Shares) pursuant to the Fund's Dividend Reinvestment Plan (the Plan). Shareholders who do not participate in the Plan will normally receive all distributions in cash paid by check in United States dollars mailed directly to the shareholders of record (or if the shares are held in street name or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent, unless the Fund declares a distribution payable in shares, absent a shareholder's specific election to receive cash.

Equiserve Trust Company, N.A. (the Plan Agent) serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or a capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Shares valued at the market price determined as of the time of purchase (generally, following the payment date of the dividend or distribution); or if (2) the market price of Shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Shares at the higher of net asset value or 95% of the market price. If the Fund declares a dividend or other distribution payable only in cash and the net asset value exceeds the market price of Shares on the valuation date, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Shares on the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the Plan Agent will halt open-market purchases of the Fund's shares for this purpose, and will request that the Fund pay the remainder, if any, in the form of newly-issued shares. The Fund will not issue Shares under the Plan below net asset value.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchase in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

The Fund reserves the right to amend or terminate the Plan upon 90 days' written notice to shareholders of the Fund.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent or by telephone in accordance with specific procedures and will receive certificates for whole Shares and cash for fractional Shares.

All correspondence concerning the Plan should be directed to the Plan Agent, Equiserve Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011.

--------------------------------------------------------------------------------

MEETING OF SHAREHOLDERS - VOTING RESULTS (UNAUDITED)  FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

     On August 18, 2004, the Fund held its Annual Meeting of Shareholders to consider the election of Directors of the Fund and certain corporate governance proposals. The following votes were recorded:


PROPOSAL 1: (VOTING BY SHAREHOLDERS):

         ELECTION OF RICHARD I. BARR AS DIRECTOR OF THE FUND                            # OF VOTES CAST          % OF VOTES CAST
         ---------------------------------------------------                          -------------------      -------------------
         Affirmative ...............................................................    21,176,418.4718               97.9
         Withheld ..................................................................       461,869.9532                2.1
                                                                                      -----------------            -------
                  TOTAL ............................................................    21,638,288.4250              100.0
                                                                                      =================            =======


         ELECTION OF SUSAN L. CICIORA AS DIRECTOR OF THE FUND                           # OF VOTES CAST          % OF VOTES CAST
         ----------------------------------------------------                         -------------------      -------------------
         Affirmative ...............................................................    21,161,539.0493               97.8
         Withheld ..................................................................       476,749.3757                2.2
                                                                                      -----------------            -------
                  TOTAL ............................................................    21,638,288.4250              100.0
                                                                                      =================            =======


         ELECTION OF DR. DEAN JACOBSON AS DIRECTOR OF THE FUND                          # OF VOTES CAST          % OF VOTES CAST
         -----------------------------------------------------                        -------------------      -------------------
         Affirmative ...............................................................    21,179,728.8619               97.9
         Withheld ..................................................................       458,559.5631                2.1
                                                                                      -----------------            -------
                  TOTAL ............................................................    21,638,288.4250              100.0
                                                                                      =================            =======


         ELECTION OF STEPHEN C. MILLER AS DIRECTOR OF THE FUND                          # OF VOTES CAST          % OF VOTES CAST
         -----------------------------------------------------                        -------------------      -------------------
         Affirmative ...............................................................    21,165,629.0493               97.8
         Withheld ..................................................................       472,659.3757                2.2
                                                                                      -----------------            -------
                  TOTAL ............................................................    21,638,288.4250              100.0
                                                                                      =================            =======


         ELECTION OF JOEL W. LOONEY AS DIRECTOR OF THE FUND                             # OF VOTES CAST          % OF VOTES CAST
         --------------------------------------------------                           -------------------      -------------------
         Affirmative ...............................................................    21,169,396.8186               97.8
         Withheld ..................................................................       468,891.6064                2.2
                                                                                      -----------------            -------
                  TOTAL ............................................................    21,638,288.4250              100.0
                                                                                      =================            =======


PROPOSAL 2: (VOTING BY SHAREHOLDERS):

         AN AMENDMENT TO THE BYLAWS TO DECLASSIFY THE BOARD AND AN AMENDMENT
         TO THE FUND'S CHARTER TO PROVIDE FOR ANNUAL ELECTION OF DIRECTORS              # OF VOTES CAST          % OF VOTES CAST
         -----------------------------------------------------------------------      -------------------      -------------------
         For .......................................................................    20,741,511.8247               95.9
         Against ...................................................................       788,770.8287                3.6
         Abstain ...................................................................       108,003.7716                0.5
         No vote ...................................................................             2.0000                0.0
                                                                                      -----------------           --------
                  TOTAL ............................................................    21,638,288.4250              100.0
                                                                                      =================           ========


--------------------------------------------------------------------------------

MEETING OF SHAREHOLDERS - VOTING RESULTS (UNAUDITED)  FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------


PROPOSAL 3: (VOTING BY SHAREHOLDERS):

         AN AMENDMENT TO THE CHARTER PROVIDING THAT DIRECTORS SHALL BE ELECTED
         BY A PLURALITY OF VOTES CAST AT A MEETING AT WHICH A QUORUM IS PRESENT         # OF VOTES CAST          % OF VOTES CAST
         ----------------------------------------------------------------------       -------------------      -------------------
         For .......................................................................    20,810,026.3762               96.2
         Against ...................................................................       684,106.9557                3.2
         Abstain ...................................................................       144,152.0931                0.6
         No vote ...................................................................             3.0000                0.0
                                                                                      -----------------           --------
                  TOTAL ............................................................    21,638,288.4250              100.0
                                                                                      =================           ========

PROPOSAL 4: (VOTING BY SHAREHOLDERS):

         AN AMENDMENT TO THE CHARTER PROVIDING THAT THE SECRETARY OF THE FUND
         SHALL CALL A SPECIAL STOCKHOLDERS MEETING UPON THE WRITTEN REQUEST OF
         THE HOLDERS OF AT LEAST 25% OF OUTSTANDING SHARES ENTITLED TO VOTE AT
         THE MEETING                                                                    # OF VOTES CAST          % OF VOTES CAST
         ---------------------------------------------------------------------        -------------------      -------------------
         For .......................................................................    16,612,529.5931               76.8
         Against ...................................................................       744,048.3126                3.5
         Abstain ...................................................................       159,992.5193                0.7
         No vote ...................................................................     4,121,718.0000               19.0
                                                                                      -----------------           --------
                  TOTAL ............................................................    21,638,288.4250              100.0
                                                                                      =================           ========
PROPOSAL 5: (VOTING BY SHAREHOLDERS):

         AN AMENDMENT TO THE CHARTER VESTING IN THE  STOCKHOLDERS THE POWER TO
         AMEND OR ADOPT BYLAWS BY THE AFFIRMATIVE VOTE OF A MAJORITY OF ALL VOTES
         ENTITLED TO BE CAST ON THE MATTER                                              # OF VOTES CAST          % OF VOTES CAST
         ------------------------------------------------------------------------     -------------------      -------------------
         For .......................................................................    16,780,339.5317               77.6
         Against ...................................................................       527,365.7759                2.4
         Abstain ...................................................................       208,866.1174                1.0
         No vote ...................................................................     4,121,717.0000               19.0
                                                                                      -----------------           --------
                  TOTAL ............................................................    21,638,288.4250              100.0
                                                                                      =================           ========

PROPOSAL 6: (VOTING BY SHAREHOLDERS):

         AN AMENDMENT TO THE CHARTER PROHIBITING THE FUND FROM OPTING INTO ANY
         PROVISION OF THE MARYLAND UNSOLICITED TAKEOVERS ACT                            # OF VOTES CAST          % OF VOTES CAST
         ----------------------------------------------------------------------       -------------------      -------------------
         For .......................................................................    16,718,152.6880               77.3
         Against ...................................................................       494,775.5488                2.3
         Abstain ...................................................................       303,642.1882                1.4
         No vote ...................................................................     4,121,718.0000               19.0
                                                                                      -----------------           --------
                  TOTAL ............................................................    21,638,288.4250              100.0
                                                                                      =================           ========


--------------------------------------------------------------------------------

MEETING OF SHAREHOLDERS - VOTING RESULTS (UNAUDITED)  FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

PROPOSAL 7: (VOTING BY SHAREHOLDERS):

         AN AMENDMENT TO THE CHARTER  REPEALING  ARTICLE  NINTH AND REPLACING IT
         WITH A PROVISION  PROVIDING  THAT NO (A)  BUSINESS  COMBINATION  (E.G.,
         MERGERS, CONSOLIDATION,  SHARE EXCHANGES), (B) VOLUNTARY LIQUIDATION OR
         DISSOLUTION,  (C) STOCKHOLDER  PROPOSAL REGARDING  SPECIFIC  INVESTMENT
         DECISIONS,  (D) PROPOSAL TO OPEN-END  THE FUND,  OR (E) SELF TENDER FOR
         MORE THAN 25% OF THE FUND'S SHARES IN ANY TWELVE-MONTH  PERIOD,  MAY BE
         EFFECTED WITHOUT THE AFFIRMATIVE VOTE OF THE HOLDERS OF AT LEAST
         TWO-THIRDS OF OUTSTANDING SHARES ENTITLED TO BE CAST ON THE MATTER             # OF VOTES CAST          % OF VOTES CAST
         ------------------------------------------------------------------------     -------------------      -------------------
         For .......................................................................    16,518,447.9399               76.3
         Against ...................................................................       730,697.8525                3.4
         Abstain ...................................................................       267,426.6326                1.3
         No vote ...................................................................     4,121,716.0000               19.0
                                                                                      -----------------           --------
                  TOTAL ............................................................    21,638,288.4250              100.0
                                                                                      =================           ========

PROPOSAL 8: (VOTING BY SHAREHOLDERS)

         AN AMENDMENT TO THE CHARTER TO ESTABLISH THE MAXIMUM NUMBER OF DIRECTORS
         AT FIVE                                                                        # OF VOTES CAST          % OF VOTES CAST
         ------------------------------------------------------------------------     -------------------      -------------------
         For .......................................................................    20,903,374.8608               96.6
         Against ...................................................................       548,181.6962                2.5
         Abstain ...................................................................       186,728.8680                0.9
         No vote ...................................................................             3.0000                0.0
                                                                                      -----------------           --------
                  TOTAL ............................................................    21,638,288.4250              100.0
                                                                                      =================           ========
PROPOSAL 9: (VOTING BY SHAREHOLDERS):

         A PROPOSAL TO AMEND AND RESTATE THE CHARTER, THE IMPLEMENTATION OF
         WHICH IS CONTINGENT ON THE APPROVAL OF PROPOSALS 2 THROUGH 9                   # OF VOTES CAST          % OF VOTES CAST
         ------------------------------------------------------------------           -------------------      -------------------
         For .......................................................................    16,632,647.8768               76.9
         Against ...................................................................       600,568.0679                2.8
         Abstain ...................................................................       283,354.4803                1.3
         No vote ...................................................................     4,121,718.0000               19.0
                                                                                      -----------------           --------
                  TOTAL ............................................................    21,638,288.4250              100.0
                                                                                      =================           ========

PROPOSAL 10A: (VOTING BY SHAREHOLDERS):

         A PROPOSAL TO CHANGE THE FUND'S CURRENT INDUSTRY CONCENTRATION POLICIES
         SO THAT THE FUND SHALL INVEST AT LEAST 65% OF ITS ASSETS IN THE FINANCIAL
         SERVICES INDUSTRY                                                              # OF VOTES CAST         % OF VOTES CAST
         -------------------------------------------------------------------------    -------------------      -------------------
         For .......................................................................    16,727,039.6062               77.3
         Against ...................................................................       564,270.4279                2.6
         Abstain ...................................................................       225,261.3909                1.1
         No vote ...................................................................     4,121,717.0000               19.0
                                                                                      -----------------           --------
                  TOTAL ............................................................    21,638,288.4250              100.0
                                                                                      =================           ========


--------------------------------------------------------------------------------
                                       16

MEETING OF SHAREHOLDERS - VOTING RESULTS (UNAUDITED)  FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------


PROPOSAL 10B: (VOTING BY SHAREHOLDERS):

         A PROPOSAL TO MAKE THE FUND'S POLICY OF INVESTING 80% OF ITS ASSETS IN
         FINANCIAL SERVICES COMPANIES NON-FUNDAMENTAL                                   # OF VOTES CAST          % OF VOTES CAST
         -----------------------------------------------------------------------      -------------------      -------------------
         For .......................................................................    16,655,953.2650               77.0
         Against ...................................................................       709,925.2500                3.3
         Abstain ...................................................................       150,692.9100                0.7
         No vote ...................................................................     4,121,717.0000               19.0
                                                                                      -----------------           --------
                  TOTAL ............................................................    21,638,288.4250              100.0
                                                                                      =================           ========


--------------------------------------------------------------------------------

UPDATE REGARDING MANAGED DISTRIBUTION (UNAUDITED)     FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

Due to a lengthy delay in obtaining exemptive relief from the SEC, the planned managed distribution has been postponed. The Fund still expects to receive exemptive relief and will likely begin to pay distributions in early 2005.


--------------------------------------------------------------------------------

                       This Page Left Blank Intentionally.

      DIRECTORS
      Richard I. Barr
      Dennis R. Causier
      Susan L. Ciciora
      Dean Jacobson
      Joel W. Looney

      INVESTMENT ADVISER
      Wellington Management Company, LLP
      75 State Street
      Boston, MA 02109

      ADMINISTRATOR
      Fund Administrative Services, LLC
      1680 38th Street, Suite 800
      Boulder, CO 80301

      TRANSFER AGENT
      EquiServe Trust Company, N.A.
      P.O. Box 43011
      Providence, RI 02940-3011


The views expressed in this report and the information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

First Financial Fund, Inc.
1680 38th Street, Suite 800
Boulder, CO 80301

If you have questions regarding shares held in a brokerage account contact your broker, or, if you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent and Shareholder Servicing Agent - EquiServe Trust Company, N.A. at

P.O. Box 43011
Providence, RI 02940-3011
(800) 451-6788

www.firstfinancialfund.com

The Fund's CUSIP number is:
320228109

                                [GRAPHIC OMITTED]
                                     [LOGO]
                           FIRST FINANCIAL FUND, INC.

   THE FUND NOW HAS A WEBSITE. YOU CAN VISIT IT AT WWW.FIRSTFINANCIALFUND.COM

SEMI-
ANNUAL
REPORT

September 30, 2004

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to  Rule 30a-2(a) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST FINANCIAL FUND, INC.
            --------------------------------------------------------------------

By (Signature and Title)* /S/ STEPHEN C. MILLER
                         -------------------------------------------------------
                          Stephen C. Miller, President & Chief Executive Officer (principal executive officer)

Date                       NOVEMBER 8, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ STEPHEN C. MILLER
                         -------------------------------------------------------
                          Stephen C. Miller, President & Chief Executive Officer (principal executive officer)

Date                       NOVEMBER 8, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ CARL D. JOHNS
                         -------------------------------------------------------
                           Carl D. Johns, Vice President and Treasurer
                           (principal financial officer)

Date                       NOVEMBER 8, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.